Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Disclosure of Changes in Goodwill and Intangible Assets
Goodwill and intangible assets are comprised of the following:

	2021
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$379.6	$55.4	$324.2

Intellectual property	$111.3	$111.3	$—
Other intangible assets	676.6	305.1	371.5
Computer software assets	298.8	288.3	10.5
	$1,086.7	$704.7	$382.0

	2022
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$377.2	$55.4	$321.8

Intellectual property	$111.3	$111.3	$—
Other intangible assets	679.3	342.1	337.2
Computer software assets	300.7	291.4	9.3
	$1,091.3	$744.8	$346.5
The following table details the changes to the net book value of goodwill and intangible assets for the years indicated:

	Note	Goodwill	Other Intangible Assets	Computer Software Assets	Total
Balance — January 1, 2021		$198.6	$220.6	$8.8	$428.0
Additions		—	—	5.0	5.0
Acquisitions through business combinations	3	126.0	173.4	—	299.4
Amortization		—	(22.5)	(3.0)	(25.5)
Foreign exchange and other		(0.4)	—	(0.3)	(0.7)
Balance — December 31, 2021		324.2	371.5	10.5	706.2
Additions		—	—	1.9	1.9
Adjustment to acquisitions through business combination (i)	3	(2.2)	2.7	—	0.5
Amortization		—	(37.0)	(3.1)	(40.1)
Foreign exchange and other		(0.2)	—	—	(0.2)
Balance — December 31, 2022		$321.8	$337.2	$9.3	$668.3
(i)    In Q1 2022, we finalized the PCI purchase price allocation. In connection therewith, we adjusted our preliminary purchase price allocation by, among other things, increasing the carrying value of customer intangible assets by $2.7, and decreasing goodwill by $2.2. See note 3.

Disclosure of Assumptions For Annual Impairment Assessments of Goodwill	We used the following assumptions for purposes of our Annual Impairment Assessments of goodwill for the periods shown:

Assumption	Capital Equipment CGU	A&D CGU(iii)	Atrenne CGU(iii)	PCI CGU
Annual revenue growth rate	2022 — 9% over 5 year period; 2021 — 10% over 5 year period; 2020 — 13% over 5 year period	2022 — 12% over 5 year period; 2021 — 11% over 5 year period; 2020 — 8% over 5 year period	2022 — N/A(iii); 2021 — 19% over 5 year period; 2020 — 9% over 5 year period	2022 — 11% over 5 year period; 2021 — 9% over 5 year period; 2020 — N/A
Average annual CGU margins over the 5-year period	2022 — above total company margin(i); 2021 — above total company margin(i); 2020 — above total company margin(i)	2022 — slightly above total company margin(i); 2021 — slightly above total company margin(i); 2020 — slightly above total company margin(i)	2022 — N/A (iii); 2021 — above total company margin(i); 2020 — above total company margin(i)	2022 — above total company margin(i); 2021 — above total company margin(i); 2020 — N/A
Discount rate (ii)	2022 — 14%; 2021 — 11%; 2020 — 12%	2022 — 12%; 2021 — 11%; 2020 — 11%	2022 — N/A (iii); 2021 — 10%; 2020 — 10%	2022 — 15%; 2021 — 15%; 2020 — N/A
(i) Total company margin is defined as total segment income as a percentage of total revenue. See note 25.
(ii) For 2022, the pre-tax discount rate by CGU is as follows: Capital Equipment CGU 18%; A&D CGU 15%; and PCI CGU 18%.
(iii) Commencing in 2022, our Atrenne CGU merged into our A&D CGU, and is no longer a separate CGU. As a result, our 2022 Annual Impairment Assessment for our A&D CGU includes our Atrenne business.